Security Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Security Deposits
Security Deposits

Note 6 – Security Deposits

Security deposits included the following as of June 30, 2022 and December 31, 2021, respectively:

	June 30,	December 31,
	2022	2021
Utility deposits	$1,090	$1,090
Refundable deposit on equipment purchase	50,000	50,000
Down payment on distillation equipment	1,399,413	1,155,000
Security deposits on leases held in Colombia	67,523	35,869
Security deposit on office lease	14,029	14,029
	$1,532,055	$1,255,988

ONE WORLD PRODUCTS, INC.

Notes to Condensed Consolidated Financial Statements

(Unaudited)

Note 8 – Security Deposits

Security deposits included the following as of December 31, 2021 and 2020, respectively:

	December 31,	December 31,
	2021	2020
Utility deposits	$1,090	$660
Refundable deposit on equipment purchase	50,000	50,000
Down payment on distillation equipment	1,155,000	-
Security deposits on leases held in Colombia	35,869	9,960
Security deposit on office lease	14,029	4,494
	$1,255,988	$65,114

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS